PARENT COMPANY - Statement of Cash Flows of Constellium SE (parent company only) (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of condensed financial information of parent company [line items]
Net income		€ (17)	€ 64	€ 190
Adjustments
Finance costs - net		159	175	149
Income tax benefit		(17)	18	32
Change in working capital
Trade receivables and other		36	104	(145)
Trade payables and other		(38)	(31)	(27)
Interest paid		(140)	(158)	(129)
Income tax received		9	(6)	(23)
Net cash flows from operating activities		334	447	66
Net cash flows used in investing activities		(176)	(353)	(91)
Proceeds from issuance of Senior Notes	€ 0	290	0	0
Repayment of Senior Notes		(200)	(100)	0
Other financing activities		(8)	5	1
Net cash flows from / (used in) financing activities		101	(76)	(82)
Net increase / (decrease) in cash and cash equivalents		259	18	(107)
Cash and cash equivalents - beginning of year	164	184	164	269
Effect of exchange rate changes on cash and cash equivalents		(4)	2	2
Cash and cash equivalents - end of year		439	184	164
Parent
Disclosure of condensed financial information of parent company [line items]
Net income		32	37	87
Adjustments
Finance costs - net		(31)	(41)	(80)
Dividends received		0	0	0
Income tax benefit		(15)	(18)	(25)
Change in working capital
Trade receivables and other		(2)	27	0
Trade payables and other		0	2	0
Interest paid		(114)	(115)	(102)
Interest received		139	143	134
Income tax received		18	50	0
Net cash flows from operating activities		27	85	14
Investments in subsidiaries		0	0	(1)
Current account with subsidiaries and related parties		29	(135)	(13)
Loans granted to subsidiaries and related parties		(290)	0	0
Repayment of loans granted to subsidiaries and related parties		150	150	0
Exit fees received from subsidiaries		0	0	0
Net cash flows used in investing activities		(111)	15	(14)
Net proceeds received from issuance of shares		0	0	0
Proceeds from issuance of Senior Notes		290	0	0
Repayment of Senior Notes		(200)	(100)	0
Payment of exit fees		0	0	0
Payment of deferred financing costs		(6)	0	0
Realized foreign exchange gains / (losses)		0	0	0
Other financing activities		0	0	0
Net cash flows from / (used in) financing activities		84	(100)	0
Net increase / (decrease) in cash and cash equivalents		0	0	0
Cash and cash equivalents - beginning of year	€ 0	0	0	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Cash and cash equivalents - end of year		€ 0	€ 0	€ 0